INCOME TAXES (Deferred Income Tax) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
INCOME TAXES [Abstract]
Research and development credits	$ 6,056,361	$ 5,318,863
Reserves and accruals recognized in different periods	4,307,914	3,987,803
Fixed assets basis difference	67,872	10,782
Tax loss carrying forward	18,613,655	14,331,511
Other	662,072	549,690
Deferred tax assets, gross	29,707,874	24,198,649
Less: valuation allowance	(26,487,250)	(20,465,567)
Deferred tax assets, net	3,220,624	3,733,082
Net deferred tax assets - current	2,449,719	2,913,678
Net deferred tax assets - non-current	770,905	819,404
Timing difference relating to intangible assets arising from a business combination	(1,611,875)	(1,611,875)
Net change in deferred tax assets	500,000	1,300,000
Net change in deferred tax liabilities		1,600,000
Loss carryforward	$ 79,700,000	$ 69,700,000
Tax loss expiration date, start	2014	2014
Tax loss expiration date, end	2028	2028
Research and development credit expiration date, start	2021	2021
Research and development credit expiration date, end	2032	2031